SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On October 16, 2022, pursuant to the Equity Financing Agreement, the Company sold 6,130,677 shares of its common stock for cash consideration of $12,038 and paid sales commissions of $241.

On November 1, 2022, pursuant to the Equity Financing Agreement, the Company sold 6,364,961 shares of its common stock for cash consideration of $10,936 and paid sales commissions of $219.